Disposal groups classified as held for sale (Tables)	9 Months Ended
Sep. 30, 2023
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	September 30, 2023	December 31, 2022
Cash and cash equivalents	21,106	—
Trade accounts and other receivables from unrelated parties	31,724	—
Property, plant and equipment	17,278	—
Right-of-use assets	27,603	—
Intangible assets	1,934	—
Goodwill (1)	328,082	—
Other	8,784	—
Assets held for sale	436,511	—

Lease liabilities	29,878	—
Provisions and other liabilities	35,143	—
Liability directly associated with assets held for sale	65,021	—

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.